Investments in associates and joint ventures - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025 £ / $	Jun. 30, 2025 € / $	Jun. 30, 2025 USD ($)	Jun. 30, 2025	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $	Jun. 30, 2024 USD ($)	Jun. 30, 2023 £ / $	Jun. 30, 2023 € / $
Disclosure of associates [line items]
Impairment charged during the year				$ (308)				$ (11)
Average exchange rate (EUR per USD)		0.77	0.92			0.80	0.93		0.83	0.96
Moet Hennessy
Disclosure of associates [line items]
Ownership interest in associate					34.00%
Country of incorporation	France
Impairment charged during the year				0				0
Average exchange rate (EUR per USD) | € / $			0.92				0.93			0.96
Other Joint Ventures And Associates [Member]
Disclosure of associates [line items]
Impairment charged during the year				$ (308)				$ (11)